CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of preferred shares activities

	Series A Shares		Series B Shares		Series C Shares		Series D Shares		Series E Shares		Total
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)
Balance as of January 1, 2023	15,040,570	574,512	7,085,330	329,406	23,786,590	453,926	37,152,161	959,436	26,417,318	1,236,949	109,481,969	3,554,229
Net accretion on convertible redeemable preferred shares to redemption value	—	(166,373)	—	(129,888)	—	39,862	—	99,998	—	165,853	—	9,452
Balance as of December 31, 2023	15,040,570	408,139	7,085,330	199,518	23,786,590	493,788	37,152,161	1,059,434	26,417,318	1,402,802	109,481,969	3,563,681
Balance as of January 1, 2024	15,040,570	408,139	7,085,330	199,518	23,786,590	493,788	37,152,161	1,059,434	26,417,318	1,402,802	109,481,969	3,563,681
Net accretion on convertible redeemable preferred shares to redemption value	—	31,684	—	14,606	—	31,438	—	76,076	—	136,739	—	290,543
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	(30,405)	—	(12,730)	—	(58,026)	—	(90,632)	15,672,203	(480,377)	15,672,203	(672,170)
Deemed dividend to preferred shareholders due to modifications	—	(8,583)	—	(5,041)	—	(8,659)	—	(203)	—	28,426	—	5,940
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	(15,040,570)	(400,835)	(7,085,330)	(196,353)	(23,786,590)	(458,541)	(37,152,161)	(1,044,675)	(42,089,521)	(1,087,590)	(125,154,172)	(3,187,994)
Balance as of December 31, 2024	—	—	—	—	—	—	—	—	—	—	—	—